Cover	Feb. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2021
Current Fiscal Year End Date	--01-02
Entity File Number	001-07283
Entity Registrant Name	Regal Beloit Corp
Entity Central Index Key	0000082811
Entity Tax Identification Number	39-0875718
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	200 State Street
Entity Address, City or Town	Beloit
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53511
City Area Code	608
Local Phone Number	364-8800
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RBC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false